Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
	Laser	Caiman

	(Millions)
Assets held-for-sale	$18	$-
Other current assets	3	16
Property, plant and equipment	158	656
Intangible assets:
Customer contracts	316	1,141
Customer relationships	-	250
Other intangible assets	2	2
Current liabilities	(21)	(94)
Noncurrent liabilities	-	(3)
Identifiable net assets acquired	476	1,968

Goodwill	290	359
	$766	$2,327